Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Net income attributable to redeemable noncontrolling interests	2
Tax benefit (charge) from the excess fair value of compensation expense	20	(10)